Consolidated Balance Sheets - USD ($)		Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Current Assets
Cash and cash equivalents		$ 89,000,000	$ 76,000,000	[1],[2]	$ 111,000,000	[1],[3]	$ 429,000,000	[2],[3],[4],[5]
Restricted cash		123,000,000	108,000,000	[1]	131,000,000	[1],[3]	130,000,000	[3]
Accounts receivable — trade		121,000,000	91,000,000	[1]	98,000,000	[1],[3]	93,000,000	[3]
Accounts receivable — affiliate		1,000,000	2,000,000	[1]	0	[1],[3]	28,000,000	[3]
Inventory		36,000,000	35,000,000	[1]	36,000,000	[1],[3]	32,000,000	[3]
Derivative instruments — affiliate		1,000,000			0	[3]	2,000,000	[3]
Notes receivable		17,000,000	17,000,000	[1]	17,000,000	[1],[3]	16,000,000	[3]
Prepayments and other current assets		23,000,000	21,000,000	[1]	23,000,000	[1],[3]	98,000,000	[3]
Total current assets		411,000,000	350,000,000	[1]	416,000,000	[1],[3]	828,000,000
Property, plant and equipment
In service	[3]				6,651,000,000		6,487,000,000
Under construction			26,000,000		9,000,000	[3]	9,000,000	[3]
Total property, plant and equipment			6,689,000,000		6,660,000,000	[3]	6,496,000,000	[3]
Less accumulated depreciation		(928,000,000)	(855,000,000)		(782,000,000)		(487,000,000)	[3]
Net property, plant and equipment		5,761,000,000	5,834,000,000	[1]	5,878,000,000	[1],[3]	6,009,000,000	[3]
Other Assets
Equity investments in affiliates		683,000,000	689,000,000	[1]	697,000,000	[1],[3]	308,000,000	[3]
Notes receivable		21,000,000	25,000,000	[1]	30,000,000	[1],[3]	45,000,000	[3]
Intangible assets, net of accumulated amortization of $93 and $38		1,321,000,000	1,338,000,000	[1]	1,362,000,000	[1],[3]	1,424,000,000	[3]
Derivative instruments	[3]				0		2,000,000
Deferred income taxes		170,000,000	180,000,000	[1]	170,000,000	[1],[3]	134,000,000	[3]
Other non-current assets		141,000,000	133,000,000	[1]	136,000,000	[1],[3]	44,000,000	[3]
Total other assets		2,336,000,000	2,365,000,000	[1]	2,395,000,000	[1],[3]	1,957,000,000	[3]
Total Assets		8,508,000,000	8,549,000,000	[1]	8,689,000,000	[1],[3]	8,794,000,000
Current Liabilities
Current portion of long-term debt		274,000,000	265,000,000	[1]	264,000,000	[1],[6]	245,000,000	[6]
Accounts payable		22,000,000	26,000,000	[1]	23,000,000	[1],[6]	22,000,000	[6]
Accounts payable — affiliate		33,000,000	25,000,000	[1]	86,000,000	[1],[6]	48,000,000	[6]
Derivative instruments		37,000,000	38,000,000	[1]	39,000,000	[1],[6]	52,000,000	[6]
Accrued expenses and other current liabilities		48,000,000	56,000,000	[1]	77,000,000	[1],[6]	75,000,000	[6]
Total current liabilities		414,000,000	410,000,000	[1]	489,000,000	[1],[6]	442,000,000	[6]
Total current liabilities
Long-term debt		5,218,000,000	5,274,000,000	[1]	5,329,000,000	[1],[6]	5,486,000,000	[6]
Derivative instruments		122,000,000	110,000,000	[1]	61,000,000	[1],[6]	77,000,000	[6]
Other non-current liabilities		79,000,000	80,000,000	[1]	72,000,000	[1],[6]	57,000,000	[6]
Total non-current liabilities		5,439,000,000	5,484,000,000	[1]	5,462,000,000	[1],[6]	5,620,000,000	[6]
Total Liabilities		5,853,000,000	5,894,000,000	[1]	5,951,000,000	[1],[6]	6,062,000,000	[6]
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued		0	0	[1]	0	[1],[6]	0	[6]
Common Stock, Value, Issued		1,000,000	1,000,000	[1]	1,000,000	[1],[6]	0	[6]
Additional Paid in Capital		1,835,000,000	1,844,000,000	[1]	1,855,000,000	[1],[6]	1,240,000,000	[6]
Retained Earnings (Accumulated Deficit)		26,000,000	7,000,000	[1]	12,000,000	[1],[6]	3,000,000	[6]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(47,000,000)	(44,000,000)	[1]	(27,000,000)	[1],[6]	(9,000,000)	[6]
Noncontrolling interest		840,000,000	847,000,000	[1]	897,000,000	[1],[6]	1,498,000,000	[6]
Total Stockholders' Equity		2,655,000,000	2,655,000,000	[1]	2,738,000,000	[1],[6]	2,732,000,000	[6]
Total Liabilities and Stockholders’ Equity		$ 8,508,000,000	$ 8,549,000,000	[1]	$ 8,689,000,000	[1],[6]	$ 8,794,000,000	[6]

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.